Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	CAE INC
Entity Central Index Key	0001173382
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	265,447,603
Entity Emerging Growth Company	false